Share capital (Tables)	12 Months Ended
May 31, 2020
Disclosure of classes of share capital [abstract]
Disclosure of classes of share capital [text block]

Common Shares	Number of shares	Amount
Balance at May 31, 2019	250,989,120	$1,655,273
January 2020 bought deal, net of issuance costs	14,044,944	99,727
Debt settlement	18,860,505	78,063
Options exercised	1,293,745	6,950
RSUs exercised	667,529	4,428
DSUs exercised	398,050	1,962
Warrants exercised	766,372	1,150
Shares cancelled	(500,000)	(615)

	286,520,265	$1,846,938